Interest Expense, Net (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift, Interest [Abstract]
Interest Expense, Net Consisted

Interest expense, net consisted of the following:

	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Income	12	18	41
Expense	(30)	(23)	(76)

Total	(18)	(5)	(35)